3. Accounts Receivable: Schedule of Accounts, Notes, Loans and Financing Receivable (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule of Accounts, Notes, Loans and Financing Receivable
March 31, 2013
Due from customers	$1,185,575
Less allowance for bad debts	(2,878)
Accounts receivable - trade	$1,182,697